As filed with the Securities and Exchange Commission on December 12, 2018

1933 Act Registration File No. 333-198603
1940 Act File No. 811-22995

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	37	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	38	[	X	]

(Check appropriate box or boxes.)

TRIMTABS ETF TRUST
(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas
2nd Floor
New York, NY 10105
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: 212-217-2470

Stellar Corporate Services LLC
Robert W. Baird & Co. Incorporated
3500 South Dupont Highway
Dover, County of Kent, Delaware 19901
(Name and Address of Agent for Service)

Copy to:
Stradley Ronon Stevens & Young LLP
Attn: Fabio Battaglia
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 37 hereby incorporates Parts A, B and C from the Fund’s PEA No. 35 on Form N‑1A filed November 20, 2018.  This PEA No. 37 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 35.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 37 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 12th day of December, 2018.

TRIMTABS ETF TRUST Registrant By: /s/ Theodore M. Theodore Theodore M. Theodore President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 37 to its Registration Statement has been signed below on December 12, 2018 by the following persons in the capacities indicated.

Signature	Title
/s/ Theodore M. Theodore Theodore M. Theodore	President and Principal Executive Officer
/s/ Jeffrey Lazar Jeffrey Lazar	Principal Financial Officer
/s/ Charles Biderman * Charles Biderman	Trustee
/s/ Stephen J. Posner * Stephen J. Posner	Trustee
/s/ David A. Kelly* David A. Kelly	Trustee
* By: /s/ Jeffrey Lazar * Signatures affixed by Jeffrey Lazar on December 12, 2018.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE